Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment, net

Changes in the Group’s property, plant and equipment, net in 2022 and 2021 were as follows:

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At January 1, 2021
Fair value for farmlands / Cost	694,166	44,278	379,666	743,444	676,516	25,189	57,740	2,620,999
Accumulated depreciation	—	(22,693)	(202,062)	(647,539)	(371,687)	(18,726)	—	(1,262,707)
Net book amount	694,166	21,585	177,604	95,905	304,829	6,463	57,740	1,358,292
At December 31, 2021
Opening net book amount	694,166	21,585	177,604	95,905	304,829	6,463	57,740	1,358,292
Exchange differences	142,390	2,772	20,923	(4,804)	(34,433)	20,567	9,299	156,714
Additions	—	169	11,681	55,463	88,530	2,615	46,371	204,829
Revaluation surplus	(126,675)	—	—	—	—	—	—	(126,675)
Reclassification from investment property	1,380	—	—	—	—	—	—	1,380
Transfers	—	(4,773)	23,049	13,471	149	104	(32,000)	—
Disposals	—	(8)	(126)	(4,078)	—	(63)	(42)	(4,317)
Reclassification to non-income tax credits (*)	—	—	—	(303)	—	—	—	(303)
Depreciation	—	(3,166)	(25,452)	(72,471)	(64,093)	(2,115)	—	(167,297)
Closing net book amount	711,261	16,579	207,679	83,183	294,982	27,571	81,368	1,422,623

	Farmlands	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At December 31, 2021
Fair value for farmlands / Cost	711,261	42,438	435,193	803,193	730,762	48,412	81,368	2,852,627
Accumulated depreciation	—	(25,859)	(227,514)	(720,010)	(435,780)	(20,841)	—	(1,430,004)
Net book amount	711,261	16,579	207,679	83,183	294,982	27,571	81,368	1,422,623
Year ended December 31, 2022
Opening net book amount	711,261	16,579	207,679	83,183	294,982	27,571	81,368	1,422,623
Exchange differences	88,546	1,518	16,237	19,580	15,447	1,389	9,149	151,866
Additions	—	—	13,489	62,637	112,614	3,318	41,960	234,018
Revaluation surplus	(72,216)	—	—	—	—	—	—	(72,216)
Acquisition of subsidiaries	—	—	21,331	—	—	—	—	21,331
Transfers	—	2,192	41,167	10,198	—	(169)	(53,388)	—
Disposals	—	—	(953)	(2,278)	—	(103)	—	(3,334)
Reclassification to non-income tax credits (*)	—	—	—	(158)	—	—	—	(158)
Depreciation	—	(3,547)	(30,570)	(81,950)	(70,316)	(2,392)	—	(188,775)
Closing net book amount	727,591	16,742	268,380	91,212	352,727	29,614	79,089	1,565,355
At December 31, 2022
Fair value for farmlands / Cost	727,591	46,148	526,464	893,172	858,823	52,846	79,089	3,184,133
Accumulated depreciation	—	(29,406)	(258,084)	(801,960)	(506,096)	(23,232)	—	(1,618,778)
Net book amount	727,591	16,742	268,380	91,212	352,727	29,614	79,089	1,565,355

(*) Brazilian federal tax law allows entities to take a percentage of the total cost of the assets purchased as a tax credit. As of December 31, 2022 and 2021, ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) tax credits were reclassified to trade and other receivables.

Depreciation is calculated using the straight-line method to allocate their cost over the estimated useful lives. Farmlands are not depreciated.

Farmland improvements	5-25 years
Buildings and facilities	20 years
Furniture and fittings	10 years
Computer equipment	3-5 years
Machinery and equipment	4-10 years
Vehicles	4-5 years
Bearer plants	6 years - based on productivity

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each statement of financial position date. Farmlands are measured at fair value using a sales comparison approach. prepared by an independent expert. Sale prices of comparable properties are adjusted considering the specific aspects of each property, the most relevant assumption being the price per hectare (Level 3). The Group estimated that, other factors being constant, a 10% reduction on the sales price for the year ended December 31, 2022 would have reduced the value of the farmlands on US$72.8 million (2021: US$71 million), which would impact, net of its tax effect on the "Revaluation surplus" item in the statement of Changes in Shareholders' Equity. Should farmlands be carried at historical cost, the net book value as of December 31, 2022 would have been US$294.8 million.

Depreciation charges are included in “Cost of production of Biological Assets," “Cost of production of manufactures products,”“General and administrative expenses,”“Selling expenses” and capitalized in “Property, plant and equipment” for the years ended December 31, 2022, 2021 and 2020.

During the year ended December 31, 2022, borrowing costs of US$3.3 million (2021:US$2.8 million) were capitalized as components of the cost of acquisition or construction for qualifying assets.

Certain of the Group’s assets have been pledged as collateral to secure the Group’s borrowings and other payables. The net book value of the pledged assets amounts to US$129.3 million as of December 31, 2022 (2021: US$124.6 million).